Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue
21	Revenue

The Group derives its revenue principally from end-users who use the Group’s platform to access routes predetermined by the Group. The Group derives revenue from the transfer of services at a point in time. This level of disaggregation takes into consideration how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD

Business to business	16,636,471	30,501,044	16,322,470
Business to customers	6,215,792	13,598,566	9,241,475
	22,852,263	44,099,610	25,563,945

The following table presents the Group’s revenue reconciliation disaggregated by geographical location. Revenue by geographical location is based on where the transaction occurred.

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Egypt	20,970,829	39,734,817	24,828,417
Kingdom of Saudi Arabia	1,881,434	3,262,272	454,007
United Arab Emirates	—	1,102,521	281,521
	22,852,263	44,099,610	25,563,945